June 7, 2023

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attention:	Office of Filings, Information & Consumer Service

Re:	TIFF Investment Program (“TIP”) (File Nos. 33-73408 and 811-8234)

Dear Madam or Sir:

On behalf of the TIFF Multi-Asset Fund, a series of TIP, enclosed please find the preliminary proxy materials including the Schedule 14A Information Sheet, the notice, the proxy statement and the proxy form. No filing fee is required for the enclosed materials.

Please contact me at 617-662-1578 or smadden@statestreet.com with any questions or comments you may have regarding the enclosed materials.

Sincerely,

/s/ Sandra Madden
Sandra Madden
Vice President and Senior Counsel
State Street Bank and Trust Company